ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date	$ 4,000	$ 2,800
Profit (loss) of acquired entities since acquisition date	528	3
Revenue of combined entity as if combination occurred at beginning of period	8,100	8,600
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 344	351
Proportion of ownership interest in subsidiary	25.00%
Goodwill	$ 28,662	20,227	$ 14,714
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	1,756	1,264
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		1,473
Goodwill	1,500	966
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	16,264	8,657
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	8,789	8,979
Total
Disclosure of detailed information about business combination [line items]
Total assets	49,172	36,029
Consideration transferred, acquisition-date fair value	30,507	18,430
Goodwill	9,581	6,591
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Total assets	14,889	3,531
Consideration transferred, acquisition-date fair value	7,351	1,832
Goodwill	456	113
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	4,295	2,638
Consideration transferred, acquisition-date fair value	2,588
Goodwill	691	118
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets	29,216	12,843
Consideration transferred, acquisition-date fair value	19,985	9,663
Goodwill	8,155	3,960
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets		17,017
Consideration transferred, acquisition-date fair value		5,462
Goodwill		2,400
La Trobe [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets	5,754
Consideration transferred, acquisition-date fair value	1,050
Revenue of combined entity as if combination occurred at beginning of period	402
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 90
Percentage of interests acquired	100.00%
Goodwill	$ 392
CDK Global [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets	10,558
Consideration transferred, acquisition-date fair value	8,312
Revenue of combined entity as if combination occurred at beginning of period	1,800
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 338
Percentage of interests acquired	100.00%
Goodwill	$ 4,580
German Office Portfolio | Real Estate
Disclosure of detailed information about business combination [line items]
Total assets	6,472
Consideration transferred, acquisition-date fair value	1,995
Revenue of combined entity as if combination occurred at beginning of period	238
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 17
Percentage of interests acquired	95.00%
Debt incurred	$ 188
Economic interest before business transaction	46.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	$ 1,800
Goodwill	453
Watermark Lodging [Member] | Real Estate
Disclosure of detailed information about business combination [line items]
Total assets	3,781
Consideration transferred, acquisition-date fair value	3,137
Revenue of combined entity as if combination occurred at beginning of period	760
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 5
Percentage of interests acquired	100.00%
Goodwill	$ 0
IPL [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		4,700
Revenue of combined entity as if combination occurred at beginning of period		2,500
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 274
Percentage of interests acquired		100.00%
Goodwill recognised as of acquisition date		$ 2,100
Cash consideration		1,900
BIPC exchangeable LP units transferred		200
BIPC exchangeable shares		1,100
Debt incurred		$ 900
Economic interest before business transaction		10.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 600
Irish Office [Member] | Real Estate
Disclosure of detailed information about business combination [line items]
Total assets	1,449
Consideration transferred, acquisition-date fair value	1,114
Revenue of combined entity as if combination occurred at beginning of period	61
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 49
Percentage of interests acquired	100.00%
Goodwill	$ 3
U.S. Wind [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	2,113	1,721
Consideration transferred, acquisition-date fair value	1,092	744
Revenue of combined entity as if combination occurred at beginning of period	82
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 7
Percentage of interests acquired	100.00%
Goodwill	$ 9	0
US Distributed Generation Portfolio | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	928	869
Consideration transferred, acquisition-date fair value	760	684
Revenue of combined entity as if combination occurred at beginning of period	11
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 68
Percentage of interests acquired	100.00%
Goodwill	$ 287	117
US Distributed Generation Portfolio | Renewable Power
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		684
Revenue of combined entity as if combination occurred at beginning of period		79
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 6
Percentage of interests acquired		100.00%
Oregon Wind Portfolio | Renewable Power
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 744
Revenue of combined entity as if combination occurred at beginning of period		183
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 12
Percentage of interests acquired		100.00%
Scientific Games, LLC | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets	6,318
Consideration transferred, acquisition-date fair value	5,779
Revenue of combined entity as if combination occurred at beginning of period	1,100
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 83
Percentage of interests acquired	100.00%
Goodwill	$ 1,235
Aldo [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets		$ 859
Consideration transferred, acquisition-date fair value		623
Revenue of combined entity as if combination occurred at beginning of period		553
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 68
Percentage of interests acquired		100.00%
Goodwill recognised as of acquisition date		$ 421
Consideration transferred, acquisition-date asset level debt		623
Contingent consideration recognised as of acquisition date		328
Cash consideration		295
Goodwill		421
Arlington | Real Estate
Disclosure of detailed information about business combination [line items]
Total assets		1,033
Consideration transferred, acquisition-date fair value		990
Revenue of combined entity as if combination occurred at beginning of period		34
Profit (loss) of combined entity as if combination occurred at beginning of period		86
Consideration transferred, acquisition-date asset level debt		990
Cash consideration		352
Goodwill		36
Dexko [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets		4,927
Consideration transferred, acquisition-date fair value		3,774
Revenue of combined entity as if combination occurred at beginning of period		2,500
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 139
Percentage of interests acquired		100.00%
Goodwill recognised as of acquisition date		$ 1,400
Contingent consideration recognised as of acquisition date		30
Cash consideration		1,100
Debt incurred		2,600
Goodwill		1,408
Modulaire [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets		6,193
Consideration transferred, acquisition-date fair value		4,759
Revenue of combined entity as if combination occurred at beginning of period		1,700
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 135
Percentage of interests acquired		100.00%
Goodwill recognised as of acquisition date		$ 1,700
Cash consideration		1,600
Debt incurred		3,200
Goodwill		$ 1,667